CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive (loss) income	Accumulated Losses	Series A Preferred Stock
Balance, shares at Dec. 31, 2019		10,000,000
Balance, amount at Dec. 31, 2019	$ (85,582)	$ 10,000	$ 0	$ (553)	$ (95,029)	$ 0
Shares issued for acquisition of legal acquirer, shares		310,868,500
Shares issued for acquisition of legal acquirer, amount	0	$ 310,869	0	0	310,869	0
Issuance of shares for service rendered, shares		19,400,000
Issuance of shares for service rendered, amount	4,074,000	$ 19,400	4,054,600	0	0	0
Foreign currency translation adjustment	(331)	0	0	(331)	0	0
Net loss for the period	(4,148,947)	$ 0	0	0	(4,148,947)	0
Balance, shares at Dec. 31, 2020		340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 340,269	4,054,600	(884)	(4,554,845)	0
Foreign currency translation adjustment	309	0	0	309	0	0
Net loss for the period	(39,408)	$ 0	0	0	(39,408)	0
Balance, shares at Mar. 31, 2021		340,268,500
Balance, amount at Mar. 31, 2021	(199,959)	$ 340,269	4,054,600	(575)	(4,594,253)	0
Balance, shares at Dec. 31, 2020		340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 340,269	4,054,600	(884)	(4,554,845)	0
Issuance of shares for service rendered, shares		250,000
Issuance of shares for service rendered, amount	101,715	$ 250	101,465	0	0	0
Foreign currency translation adjustment	612	0		612	0	0
Net loss for the period	(287,763)	$ 0			(287,763)	$ 0
Conversion of common stock to preferred stock, shares		(169,000,000)				1
Conversion of common stock to preferred stock, amount	0	$ (169,000)	169,000	0	0	$ 0
Shares issued to convert the bond, shares		4,650,048
Shares issued to convert the bond, amount	38,197	$ 4,650	33,547
Balance, shares at Dec. 31, 2021		176,168,548				1
Balance, amount at Dec. 31, 2021	(308,099)	$ 176,169	4,358,612	(272)	(4,842,608)
Balance, shares at Mar. 31, 2021		340,268,500
Balance, amount at Mar. 31, 2021	(199,959)	$ 340,269	4,054,600	(575)	(4,594,253)	$ 0
Foreign currency translation adjustment	1,010	0	0	1,010	0	0
Net loss for the period	(96,394)	$ 0	0	0	(96,394)	$ 0
Shares issued for services, shares		150,000
Issue of preferred stock and cancellation of common stock held by a director, shares		(169,000,000)				1
Shares issued for services, amount	41,715	$ 150	41,565	0	0
Issue of preferred stock and cancellation of common stock held by a director, amount	0	$ (169,000)	169,000	0	0	$ 0
Balance, shares at Jun. 30, 2021		171,418,500				1
Balance, amount at Jun. 30, 2021	(253,628)	$ 171,419	4,265,165	435	(4,690,647)
Balance, shares at Dec. 31, 2021		176,168,548				1
Balance, amount at Dec. 31, 2021	(308,099)	$ 176,169	4,358,612	(272)	(4,842,608)
Foreign currency translation adjustment	1,109			1,109
Net loss for the period	(19,599)				(19,599)
Balance, shares at Mar. 31, 2022		176,168,548
Balance, amount at Mar. 31, 2022	(326,589)	$ 176,169	4,358,612	837	(4,862,207)
Foreign currency translation adjustment	(5)			(5)
Net loss for the period	(29,124)				(29,124)
Balance, shares at Jun. 30, 2022		176,168,548				1
Balance, amount at Jun. 30, 2022	$ (355,718)	$ 176,169	$ 4,358,612	$ 832	$ (4,891,331)